Financial risk management - Classification by categories of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classification by categories of financial liabilities [Line Items]
Deposits	₩ 447,648,971	₩ 422,781,045
Financial liabilities at FVTPL	2,312,487	954,899
Financial liabilities designated at FVTPL	6,378,064	8,220,475
Derivatives liabilities	7,020,846	10,058,532
Borrowings	55,394,834	49,920,373
Bonds issued	92,991,422	93,765,854
Investment contract liabilities	1,536,393	1,165,022
Others	57,890,911	39,472,400
Financial liabilities, Total	671,173,928	626,338,600
Financial liabilities at FVTPL
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at FVTPL	2,312,487	954,899
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	5,872,403	9,036,461
Borrowings	0	0
Bonds issued	0	0
Investment contract liabilities	0	0
Others	0	0
Financial liabilities, Total	8,184,890	9,991,360
Financial liabilities designated at FVTPL
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at FVTPL	0	0
Financial liabilities designated at FVTPL	6,378,064	8,220,475
Derivatives liabilities	0	0
Borrowings	0	0
Bonds issued	0	0
Investment contract liabilities	0	0
Others	0	0
Financial liabilities, Total	6,378,064	8,220,475
Financial liabilities measured at amortized cost
Classification by categories of financial liabilities [Line Items]
Deposits	447,648,971	422,781,045
Financial liabilities at FVTPL	0	0
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	0	0
Borrowings	55,394,834	49,920,373
Bonds issued	92,991,422	93,765,854
Investment contract liabilities	1,536,393	1,165,022
Others	57,890,911	39,472,400
Financial liabilities, Total	655,462,531	607,104,694
Derivatives held for hedging
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at FVTPL	0	0
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	1,148,443	1,022,071
Borrowings	0	0
Bonds issued	0	0
Investment contract liabilities	0	0
Others	0	0
Financial liabilities, Total	₩ 1,148,443	₩ 1,022,071